Income Taxes (Tables)	3 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax Expense Benefit	The income tax provision consists of the following:

December 31, 2020
Federal	—
Current	—
Deferred	—
State and local	—
Current	—
Deferred	—
Income tax provision (benefit)	—

Summary of Effective Income Tax Rate Reconciliation
The reconciliation of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	December 31, 2020
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	(62,106)	21%
Valuation allowance activity	62,106	-21%
Total income tax provision/(benefit)	—	0%

Summary of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities as of December 31, 2020 are as follows
:

December 31, 2020
Asset (Liability)
Net Operating Losses	5,294
Capitalized Costs	56,812

Deferred Taxes Before Valuation	62,106
Allowance	—
Valuation allowance	(62,106)

Net deferred tax assets/(liabilities), net of allowance	—